Income Taxes - Components of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (362,338)	$ (94,718)
Foreign	40	0
Loss before income taxes	$ (362,298)	$ (94,718)